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Report of Independent Accountants on Applying Agreed-Upon Procedures

Sunnova Energy Corporation Sunnova Helios VIII Depositor, LLC 20 East Greenway Plaza #540 Houston, Texas 77046	7 February 2022

Re:    Sunnova Helios VIII Issuer, LLC (the “Issuer”)
    Solar Loan Backed Notes, Series 2022-A (the “Notes”)
    Sample Solar Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Sunnova Energy Corporation (the “Originator”), Sunnova Helios VIII Depositor, LLC (the “Depositor”) and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with the Originator and Depositor, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of solar loans (the “Solar Loans”) originated by the Originator relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Originator, on behalf of the Depositor, provided us with:
a.An electronic data file labeled “3.2.2 2022-A AUP Data Tape_2021.12.31_v1.xlsb” and the corresponding record layout and decode information, as applicable (the “Sample Data File”), that the Originator, on behalf of the Depositor, indicated contains information relating to 305 solar loans (the “Sample Solar Loans”) as of 31 December 2021 (the “Statistical Cut-Off Date”) that are expected to be representative of the Solar Loans,
b.Imaged copies of:
i.The customer loan agreement, amendment and/or change order thereto or other related documents (collectively and as applicable, the ”Agreement”),
ii.The assignment and assumption agreement, work order, amendment and/or change order thererto, as applicable (collectively and as applicable, the “Work Order”), and
iii.Certain printed screen shots from the Originator’s servicing systems, as applicable (the “Servicing System Screen Shots,” together with the Agreement and Work Order, the “Source Documents”), as applicable, that the Originator, on behalf of the Depositor, indicated relate to each Sample Solar Loan,
c.A servicing system extraction file labeled “3.2.1 2022-A Sunnova Supplementary Data_2021.12.31_v1.xlsb” and the corresponding record layout and decode information, as applicable (the “Supplemental Sample Query”), that the Originator, on behalf of the Depositor, indicated contains information relating to the Sample Solar Loans,
d.A servicing system extraction file labeled “3.3.26.6 Cloud Lending - AUP Current Scheduled Prepayment Balance.xlsx” and the corresponding record layout and decode information, as applicable (the “Additional Supplemental Sample Query,” together with the Source Documents and Supplemental Sample Query, the “Sources”), that the Originator, on behalf of the Depositor, indicated contains the current scheduled prepayment balance for certain Sample Solar Loans,
e.The list of relevant characteristics (the “Sample Characteristics”) on the Sample Data File, which is shown on Exhibit 1 to Attachment A, and
f.Instructions, assumptions and methodologies, which are described in Attachment A.

The Originator, on behalf of the Depositor, indicated that the Sample Solar Loans on the Sample Data File were selected by Credit Suisse, on behalf of the Depositor. The Originator or Credit Suisse, on behalf of the Depositor, did not inform us as to the basis for how Credit Suisse, on behalf of the Depositor, determined the number of Sample Solar Loans or the methodology used to select the Sample Solar Loans.

For the purpose of the procedures described in this report, the 305 Sample Solar Loans on the Sample Data File are referred to as Sample Solar Loan Numbers 1 through 305.

For the purpose of the procedures described in this report, certain information contained on the Sample Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Sample Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Originator, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Sample Solar Loans or Solar Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.Making any findings with respect to:
i.Whether the origination of the Solar Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.The value of the collateral securing the Solar Loans,
iii.Whether the originator(s) of the Solar Loans complied with federal, state or local laws or regulations or
iv.Any other factor or characteristic of the Solar Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 February 2022

Attachment A
Procedures performed and our associated findings

1.For each Sample Solar Loan, we:

a.Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

b.Observed that the Agreement was labeled as:
(1)A “Sunnova Easy Own,” “Sunsafe™ Easy Own,” “Sunnova Home Solar Service Easy Own Plan™ Equipment Purchase” or “Servicio Residencial Solar de Sonnova Easy Own Plan™ Compra del Equipo” for each Sample Solar Loan with a contract type value of “Loan,” as shown on the Sample Data File,
(2)A “Sunsafe™ Easy Own,” “Sunnova SunSafe® Home Solar + Battery Storage Service Easy Own Plan™ Equipment Purchase” or “Sunnova SunSafe® Servicio de Energia Solar + Baterias de Almacenamiento Easy Own Plan™ Compra del Equipo” for each Sample Solar Loan with a contract type value of “Loan Storage,” as shown on the Sample Data File, or
(3)A “Sunnova + Sunsafe™,” “SunSafe™,” “Sunnova + SunSafe® Add-on Battery Service Easy Own Plan™ Equipment Purchase” or “Sunnova + Sunsafe Servicio Adicional de Baterias de Almacenamiento Easy Own Plan™ Compra del Equipo” for each Sample Solar Loan with a contract type value of “Battery Loan,” as shown on the Sample Data File, subject to the additional instruction(s) provided by the Originator, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or translation.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Sample Data File Field Name	Source(s)	Note(s)
System ID	System ID	Agreement and Supplemental Sample Query	i.
Installation state	State	Agreement
Contract term (months)	Contract Term (months)	Agreement
Guaranteed solar rate	Guaranteed Solar Rate	Agreement	ii., iii.
Guaranteed production (kWh)	Guaranteed Production (kWh)	Agreement	iii., iv.
APR (%)	APR (%)	Agreement or Servicing System Screen Shots	v.
Dealer	Dealer	Agreement or Supplemental Sample Query	vi., vii.
Utility	Utility	Agreement or Supplemental Sample Query	vi., vii.
InService date	In-Service Date	Supplemental Sample Query	iii.
First payment date	First Payment Date	Supplemental Sample Query	iii.
Maturity date	Maturity Date	Agreement, Supplemental Sample Query and recalculation	iii., viii.
Number of payments made (months)	Number of Payments Made (months)	Supplemental Sample Query and recalculation	iii., ix.
Remaining contract term (months)	Remaining Term (months)	Agreement and recalculation	x.
System size (kW)	System Size (kW)	Agreement or Servicing System Screen Shots	iii., xi.
Module manufacturer	Module Manufacturer	Agreement or Supplemental Sample Query	iii., vi., vii.
Inverter manufacturer	Inverter Manufacturer	Agreement or Supplemental Sample Query	iii., vi., vii.
Battery manufacturer	Battery Manufacturer	Agreement	iii., vii.
Total battery capacity (kWh)	Total Battery Capacity (kWh)	Supplemental Sample Query	iii.
Expected year 1 production (kWh)	Expected Year 1 Production (kWh)	Supplemental Sample Query	iii.
FICO score	FICO	Supplemental Sample Query

Exhibit 1 to Attachment A

Sample Characteristic	Sample Data File Field Name	Source(s)	Note(s)
Inverter type	Inverter Type	Supplemental Sample Query	iii.
Payment type (ACH)	Payment Type	Supplemental Sample Query
Original loan balance	Original Loan Balance ($)	Agreement or Servicing System Screen Shots	xii., xiii.
Original scheduled prepayment balance	Original Scheduled Prepayment Balance ($)	Agreement	iii., xii.
Original primary balance	Original Primary Balance ($)	Agreement and recalculation	xii., xiv.
Current loan balance	Current Loan Balance ($)	Supplemental Sample Query
Current scheduled prepayment balance	Current Scheduled Prepayment Balance ($)	Supplemental Sample Query or Additional Supplemental Sample Query	iii., xv.
Current primary balance	Current Primary Balance ($)	Supplemental Sample Query
Current battery loan balance	Current Battery Loan Balance ($)	Supplemental Sample Query	iii.
Scheduled prepayment deadline	Scheduled Prepayment Deadline	Supplemental Sample Query	iii.
Current monthly payment	Current Monthly Payment ($)	Supplemental Sample Query
Original battery loan balance	Original Battery Loan Balance ($)	Agreement	xii., xvi.

Exhibit 1 to Attachment A

Notes:

i.For identification purposes only.

ii.For the purpose of comparing the guaranteed solar rate Sample Characteristic for each Sample Solar Loan (except for (a) the Sample Solar Loans described in the succeeding paragraph(s) of this note and (b) any Sample Solar Loan described in note iii.), the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

The Originator, on behalf of the Depositor, instructed us not to compare the guaranteed solar rate Sample Characteristic for any Sample Solar Loan with an installation state value of “PR,” “HI” or “FL,” as shown on the Sample Data File.

iii.The Originator, on behalf of the Depositor, instructed us not to compare the indicated Sample Characteristics for any Sample Solar Loan with a corresponding Sample Characteristic value of “—,” “0” or “NA,” as shown on the Sample Data File.

iv.For the purpose of comparing the guaranteed production (kWh) Sample Characteristic for each Sample Solar Loan (except for any Sample Solar Loan described in note iii.), the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 1.00 kWh or less.

v.For the purpose of comparing the APR (%) Sample Characteristic for each Sample Solar Loan (except for Sample Solar Loan Number 137), the Originator, on behalf of the Depositor, instructed us to use the Agreement as the Source.

For the purpose of comparing the APR (%) Sample Characteristic for Sample Solar Loan Number 137, the Originator, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

vi.For the purpose of comparing the indicated Sample Characteristics for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to use the Supplemental Sample Query as the Source if the information, as shown in the Agreement, is different than the corresponding information, as shown on the Sample Data File (and in accordance with any other applicable note(s)).

vii.For the purpose of comparing the indicated Sample Characteristics for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

viii.For the purpose of comparing the maturity date Sample Characteristic for each Sample Solar Loan (except for any Sample Solar Loan described in note iii.), the Originator, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:
a.Number of months represented by the result of subtracting:
(1)One from
(2)The contract term (months), as shown in the Agreement,
to
b.First payment date, as shown on the Supplemental Sample Query.

ix.For the purpose of comparing the number of payments made (months) Sample Characteristic for each Sample Solar Loan (except for any Sample Solar Loan described in note iii.), the Originator, on behalf of the Depositor, instructed us to recalculate the number of payments made (months) by:
a.Calculating the difference in days using the YEARFRAC function in Microsoft Excel between:
(1)The earlier of the:
(i)End of the month prior to the first payment date, as shown on the Supplemental Sample Query, and
(ii)Statistical Cut-Off Date and
(2)Statistical Cut-Off Date,
b.Multiplying the result obtained above by 12 and
c.Rounding the result obtained above to the nearest integer.

x.For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by subtracting the:
a.Number of payments made (months), as shown on the Sample Data File, from
b.Contract term (months), as shown in the Agreement.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to use a number of payments made (months) value of “0” for each Sample Solar Loan with a number of payments made (months) value of “—,” as shown on the Sample Data File.

Exhibit 1 to Attachment A

Notes: (continued)

xi.For the purpose of comparing the system size (kW) Sample Characteristic for each Sample Solar Loan (except for (a) any Sample Solar Loan described in note iii. and (b) Sample Solar Loan Numbers 134 and 303), the Originator, on behalf of the Depositor, instructed us to use the Agreement as the Source.

For the purpose of comparing the system size (kW) Sample Characteristic for Sample Solar Loan Numbers 134 and 303, the Originator, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

xii.For the purpose of comparing the indicated Sample Characteristics for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less (and in accordance with any other applicable note(s)).

xiii.For the purpose of comparing the original loan balance Sample Characteristic for each Sample Solar Loan (except for Sample Solar Loan Numbers 107 and 261), the Originator, on behalf of the Depositor, instructed us to use the Agreement as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the original loan balance Sample Characteristic for Sample Solar Loan Numbers 107 and 261, the Originator, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source (and in accordance with any other applicable note(s)).

xiv.For the purpose of comparing the original primary balance Sample Characteristic for each Sample Solar Loan with a contract type value of “Loan” or “Loan Storage,” as shown on the Sample Data File, the Originator, on behalf of the Depositor, instructed us to recalculate the original primary balance by subtracting the:
a.Original scheduled prepayment balance, as shown in the Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note, from
b.Original loan balance, as shown in the Agreement
(and in accordance with any other applicable note(s)).

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to use an original scheduled prepayment balance value of “$0.00” for any Sample Solar Loan with an original scheduled prepayment balance value of “—,” as shown on the Sample Data File.

The Originator, on behalf of the Depositor, instructed us not to compare the original primary balance Sample Characteristic for any Sample Solar Loan with a contract type value of “Battery Loan,” as shown on the Sample Data File.

Exhibit 1 to Attachment A

Notes: (continued)

xv.For the purpose of comparing the current scheduled prepayment balance Sample Characteristic for each Sample Solar Loan (except for (a) any Sample Solar Loan described in note iii. and (b) Sample Solar Loan Numbers 27, 78, 87, 94, 144, 178, 226, 229, 239 and 284), the Originator, on behalf of the Depositor, instructed us to use the Supplemental Sample Query as the Source.

For the purpose of comparing the current scheduled prepayment balance Sample Characteristic for Sample Solar Loan Numbers 27, 78, 87, 94, 144, 178, 226, 229, 239 and 284, the Originator, on behalf of the Depositor, instructed us to use the Additional Supplemental Sample Query as the Source.

xvi.For the purpose of comparing the original battery loan balance Sample Characteristic for each Sample Solar Loan with a contract type value of “Battery Loan,” as shown on the Sample Data File, the Originator, on behalf of the Depositor, instructed us to use the original loan balance, as shown in the Agreement (and in accordance with any other applicable note(s)).

The Originator, on behalf of the Depositor, instructed us not to compare the original battery loan balance Sample Characteristic for any Sample Solar Loan with a contract type value of “Loan” or “Loan Storage,” as shown on the Sample Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes above.